Goodwill and Other Intangible Assets (Changes in Goodwill and Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance, beginning of period	$ 6,892	$ 6,862	$ 6,862	$ 5,534
Additions due to acquisitions	1,068			1,400
Foreign currency translation	(74)		30	(72)
Balance, end of period	7,886		6,892	6,862
Intangible Assets
Beginning balance	5,329	5,585	5,585	4,436
Additions due to acquisitions				1,476
Amortization	(142)	(143)	(285)	(252)
Foreign currency translation	(70)		29	(75)
Ending balance	$ 5,117		$ 5,329	$ 5,585